EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Income attributable to holders of ordinary shares—basic and diluted	$90,811	$80,979	$86,584

Weighted-average ordinary shares outstanding used in computing basic earnings per share	556,338,146	567,076,049	568,366,612
Plus: Shares attributable to convertible notes, if converted	22,771,002	22,771,002	2,488,636
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	18,413,425	13,670,825	11,523,501

Shares used in calculating diluted earnings per share	597,522,573	603,517,876	582,378,749

Basic earnings per share	$0.16	$0.14	$0.15

Diluted earnings per share	$0.15	$0.13	$0.15

For the years ended December 31, 2010, 2011 and 2012, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2010	2011	2012
Share options and nonvested restricted stock units granted	6,462,924	4,335,607	3,803,339